UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549

                           FORM 13F

                     FORM 13F COVER PAGE


Report for the Quarter Ended March 31, 1999

Institutional Investment Manager Filing this Report:

Name:    HLM Management Company
Address: 222 Berkeley Street
         Boston, MA 02116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       A.R. Haberkorn III
Phone:      617-266-0030
Signature, Place and Date of Signing:

    A.R. Haberkorn     Boston, Massuchusettes      May 7, 1999

Report Type (Check only one):
[X ]   13F HOLDINGS REPORT
[  ]   13F NOTICE
[  ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:   15,279,505
Form 13F Information Table Value Total: $679,601,000.00

                       FORM 13F INFORMATION TABLE


                          TITLE             VALUE   SHARES    INVSTM  OTHER  VOTING AUTH
NAME OF ISSURER           CLASS  CUSIP      (X$1000) PRN AMT   DSCRET  MNGRS  SOLE     SH   NONE
AHL Services              COM   001296102   4,938    240,900  SOLE    NONE   206,200       34,700
AXENT Technologies        COM   05459C108   4,813    200,000  SOLE    NONE   172,400       27,600
Advance Paradigm          COM   007491103     960     15,200  SOLE    NONE    15,200
Advantage Learning        COM   00757K100  11,276    363,000  SOLE    NONE   311,500       51,500
American Dental           COM   025353103     892    113,300  SOLE    NONE   113,300
Applicaed Micro Circuits  COM   03822W109  16,869    394,600  SOLE    NONE   340,500       54,100
Applied Science and Tech  COM   038236105   6,943    552,700  SOLE    NONE   476,800       75,900
Ardent Technology         COM   039794102  11,340    706,000  SOLE    NONE   609,000       97,000
Aware, Inc.               COM   05453N100  17,437    371,000  SOLE    NONE   320,100       50,900
Bottomline Technologies   COM   101388106   4,205     65,900  SOLE    NONE    56,000        9,900
Bright Horizon Family     COM   109195107  11,901    544,050  SOLE    NONE   468,850       75,200
Chattem Inc.              COM   162456107   8,438    270,000  SOLE    NONE   236,700       33,300
Citadel Commun.           COM   172853202  15,195    457,000  SOLE    NONE   394,300       62,700
Closure Medical           COM   189093107   5,734    150,900  SOLE    NONE   131,800       19,100
Computer Network Tech     COM   204925101  15,091    935,900  SOLE    NONE   806,900      129,000
Concord Comms.            COM   206186108  17,078    299,608  SOLE    NONE   258,208       41,400
Corporate Exec Brd        COM   21988R102     791     30,000  SOLE    NONE    26,200        3,800
Coventry Corp.            COM   222862104     784    104,500  SOLE    NONE   104,500
Critical Path             COM   22674V100   7,330     95,200  SOLE    NONE    82,000       13,200
Digital River             COM   25388B104  13,272    331,800  SOLE    NONE   286,600       45,200
Emulex Corp.              COM   292475209  11,081    335,800  SOLE    NONE   290,400       45,400
Engineering Animation     COM   292872108  12,334    292,800  SOLE    NONE   252,700       40,100
FVC.com Inc.              COM   30266P100  12,855  1,008,200  SOLE    NONE   880,200      128,000
FYI Inc.                  COM   302712104  16,512    516,000  SOLE    NONE   449,200       66,800
Garden Burger             COM   365476100   7,476    757,100  SOLE    NONE   651,600      105,500
Geltex Pharmaceutical     COM   368538104   6,134    436,200  SOLE    NONE   375,400       60,800
Global Imaging Systems    COM   37934A100   1,825    137,100  SOLE    NONE   117,100       20,000
Hanger Orthopedic         COM   41043F208   1,100     81,500  SOLE    NONE    81,500
Healthcare Recoveries     COM   42220K101     426     87,300  SOLE    NONE    87,300
Heico Corporation         COM   422806109   4,932    205,500  SOLE    NONE   177,100       28,400
Kendle Int'l.             COM   48880L107  11,495    571,200  SOLE    NONE   499,600       71,600
Knight Transport          COM   499064103  13,010    671,499  SOLE    NONE   578,799       92,700
Kroll-O'Gara Company      COM   501050108   7,316    269,700  SOLE    NONE   232,700       37,000
Lab One                   COM   50540E101   1,054    100,400  SOLE    NONE   100,400
Metro Network             COM   591918107  23,843    433,500  SOLE    NONE   373,900       59,600
ModemMedia                COM   607533106   1,676     39,100  SOLE    NONE    33,800        5,300
NFO Worldwide Inc.        COM   62910N108     391     39,100  SOLE    NONE    39,100
NetGravity, Inc.          COM   641114103   2,069     50,000  SOLE    NONE    42,900        7,100
P.F. Chang                COM   69333Y108   7,442    244,000  SOLE    NONE   210,500       33,500
PROVANT, Inc.             COM   743724106   7,255    405,900  SOLE    NONE   349,800       56,100
Perclose                  COM   71361C107   5,468    176,400  SOLE    NONE   152,900       23,500
Pervasive Software        COM   715710109   1,662     93,000  SOLE    NONE    80,700       12,300
Power Integrations, Inc.  COM   739276103  17,804    560,748  SOLE    NONE   483,848       76,900
Powerwave Technologies    COM   739363109   5,635    198,600  SOLE    NONE   171,300       27,300
Profit Recovery           COM   743168106  27,374    693,000  SOLE    NONE   603,000       90,000
Qlogic                    COM   747277101  20,084    299,200  SOLE    NONE   258,800       40,400
Quantana Services         COM   74762E102  11,310    444,600  SOLE    NONE   380,500       64,100
R.F. Micro Devices        COM   749941100  16,181    169,100  SOLE    NONE   145,800       23,300
RWD Technology            COM   74975B101   1,306     74,900  SOLE    NONE    66,000        8,900
Rayovac                   COM   755081106  21,179    768,400  SOLE    NONE   662,700      105,700
Res-Care, Inc.            COM   760943100  14,794    655,700  SOLE    NONE   571,550       84,150
Security First Tech.      COM   814279105  15,134    205,900  SOLE    NONE   177,600       28,300
Smith-Gardner             COM   832059109   8,281    586,300  SOLE    NONE   505,800       80,500
Steri Genics Int'l        COM   85915R105     174     17,800  SOLE    NONE    17,800
Sunrise Assisted Living   COM   86768K106  15,359    337,100  SOLE    NONE   296,200       40,900
Telebanc                  COM   87925R109   6,452     80,900  SOLE    NONE    72,600        8,300
Towne Services            COM   892148107   5,531    563,700  SOLE    NONE   486,900       76,800
Xomed                     COM   98412V107  14,658    373,450  SOLE    NONE   324,600       48,850
ZDNet Group               COM   989511209      36      1,000  SOLE    NONE     1,000




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